Liabilities Arising from Financing Activities - HKD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
January 1	$ 9,251,650	$ 13,294,400	$ 15,325,442
Cash flows	15,821,270	(4,593,464)	(4,213,393)
Lease modification			(921,702)
Interest expense	2,015,096	550,714	690,476
December 31	20,096,814	9,251,650	13,294,400
Additions/(Reduction)	(6,991,202)		2,413,577
Bank borrowings [Member]
January 1	4,767,829	5,474,700	5,523,702
Cash flows	(1,076,946)	(886,737)	(203,309)
Lease modification
Interest expense	154,980	179,866	154,307
December 31	3,845,863	4,767,829	5,474,700
Additions/(Reduction)
Lease liabilities [Member]
January 1	4,483,821	7,819,700	9,801,740
Cash flows	(3,693,784)	(3,706,727)	(4,010,084)
Lease modification			(921,702)
Interest expense	211,258	370,848	536,169
December 31	2,390,304	4,483,821	7,819,700
Additions/(Reduction)	1,389,009		$ 2,413,577
Convertible promissory notes [Member]
January 1
Cash flows	20,592,000
Lease modification
Interest expense	1,648,858
December 31	13,860,647
Additions/(Reduction)	$ (8,380,211)